Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Registrant Name	TELECOM ARGENTINA SA
Entity Central Index Key	0000932470
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Class "A"
Entity Common Stock, Shares Outstanding	683,856,600
Class "B"
Entity Common Stock, Shares Outstanding	628,058,019
Class "C"
Entity Common Stock, Shares Outstanding	106,734
Class "D"
Entity Common Stock, Shares Outstanding	841,666,658